COMMITMENTS, GUARANTEES AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Company posted collateral related to net liability positions	$ 13
Collateral received		$ 6	$ 2